Segment Reporting (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 372,142	$ 225,000	$ 648,385	$ 225,000	$ 225,000
Cost of revenue	71,680		150,549
Gross margin	300,462	225,000	497,836	225,000
Operating expenses:
Selling, general and administrative	3,753,653	1,442,657	6,041,238	2,527,543	5,349,801	3,619,000
Related party expenses	90,000	90,000	180,000	180,000	360,000	360,000
Total operating expenses	3,843,653	1,532,657	6,221,238	2,707,543	5,709,801	3,979,000
Loss from operations	(3,543,191)	(1,307,657)	(5,723,402)	(2,482,543)	(5,484,801)	(3,979,000)
Other income (expense):
Interest expense, net	(758,835)	(418,977)	(1,393,784)	(1,131,245)	(512,152)	(178,498)
Total other income (expense)	(758,835)	(438,492)	(1,393,784)	(1,067,576)	(8,764,918)	232,055
Net Loss	(4,302,026)	$ (1,746,149)	(7,117,186)	$ (3,550,119)	$ (14,249,719)	$ (3,746,944)
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue
Gross margin
Operating expenses:
Selling, general and administrative	1,653,505		2,515,859
Related party expenses	90,000		180,000
Total operating expenses	1,743,505		2,695,859
Loss from operations	(1,743,505)		(2,695,859)
Other income (expense):
Interest expense, net	(758,835)		(1,393,784)
Total other income (expense)	(758,835)		(1,393,784)
Net Loss	(2,502,340)		(4,089,643)
Live Events [Member]
Segment Reporting Information [Line Items]
Revenue	80,263		80,263
Cost of revenue
Gross margin	80,263		80,263
Operating expenses:
Selling, general and administrative	1,394,479		2,316,225
Related party expenses
Total operating expenses	1,394,479		2,316,225
Loss from operations	(1,314,216)		(2,235,962)
Other income (expense):
Interest expense, net
Total other income (expense)
Net Loss	(1,314,216)		(2,235,962)
Ticketing [Member]
Segment Reporting Information [Line Items]
Revenue	291,879		568,122
Cost of revenue	71,680		150,549
Gross margin	220,199		417,573
Operating expenses:
Selling, general and administrative	705,662		1,209,154
Related party expenses
Total operating expenses	705,662		1,209,154
Loss from operations	(485,463)		(791,581)
Other income (expense):
Interest expense, net
Total other income (expense)
Net Loss	$ (485,463)		$ (791,581)